Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Retained Earnings (accumulated deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Equity Attributable to Stratasys Ltd. [Member]	Non-controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 145		$ 2,663,274	$ (1,523,906)	$ (7,023)	$ 1,132,490	$ 17	$ 1,132,507
Beginning Balance (in shares) at Dec. 31, 2017	53,631
Cumulative effect of changes in accounting principles				3,544		3,544		3,544
Issuance of shares in connection with stock-based compensation plans		[1]	334			334		334
Issuance of shares in connection with stock-based compensation plans (in shares)	79
Stock-based compensation			3,415			3,415		3,415
Comprehensive loss				(13,041)	1,686	(11,355)	(34)	(11,389)
Ending Balance at Mar. 31, 2018	$ 145		2,667,023	(1,533,403)	(5,337)	1,128,428	(17)	1,128,411
Ending Balance (in shares) at Mar. 31, 2018	53,710
Beginning Balance at Dec. 31, 2018	$ 146		2,681,048	(1,531,326)	(7,753)	1,142,115		1,142,115
Beginning Balance (in shares) at Dec. 31, 2018	53,881
Issuance of shares in connection with stock-based compensation plans		[1]	2,222			2,222		2,222
Issuance of shares in connection with stock-based compensation plans (in shares)	167
Stock-based compensation			4,229			4,229		4,229
Comprehensive loss				(2,270)	568	(1,702)		(1,702)
Ending Balance at Mar. 31, 2019	$ 146		$ 2,687,499	$ (1,533,596)	$ (7,185)	$ 1,146,864		$ 1,146,864
Ending Balance (in shares) at Mar. 31, 2019	54,048

[1]	Represents an amount less than 0.5 thousand